Offerings	Sep. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share and one right to receive one-tenth of one ordinary share(2)
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Representing 11,500,000 units, including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.0001 par value, included as part of the Units(3)
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Representing 11,500,000 units, including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Rights included as part of the Units(3)
Amount Registered | shares	11,500,000
Maximum Aggregate Offering Price	$ (0)
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Representing 11,500,000 units, including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the Rights included as part of the units
Amount Registered | shares	1,150,000
Maximum Aggregate Offering Price	$ 11,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,588.15
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee.
(2)	Representing 11,500,000 units, including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.
(3)	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.
(4)	No fee pursuant to Rule 457(g).